Description of Business (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Entity Name and Adopted Method

Entity Name	Method

MSP Recovery of Puerto Rico LLC (Puerto Rico)	Combined

MDA Series, LLC	Combined

MSP Recovery, LLC	Combined

MAO-MSO Recovery LLC Series FHCP	Consolidated (non-wholly owned)

MSP Recovery Services, LLC	Combined

MSPA Claims 1, LLC	Consolidated (wholly owned)

MSP National, LLC	Consolidated (wholly owned)

MSP Recovery Claims Prov Series LLC	Combined

MSP Recovery Claims CAID Series LLC	Combined

MSP WB LLC	Combined

MSP Recovery Claims HOSP Series LLC	Combined

MSP Productions, LLC	Combined

MSP Recovery Claims HP, Series LLC	Combined

MSP Recovery Claims COM, Series LLC	Combined